CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 142,093	$ 307,223
Investments	13,992	16,070
Trade receivables	605,002	499,283
Other assets	20,420	31,753
Other receivables	53,939	54,786
Other financial assets	3,100	15,418
Total current assets	838,546	924,533
Non-current assets
Investments	2,212	1,833
Other assets	4,750	4,088
Other receivables	40,784	26,475
Deferred tax assets	80,811	60,777
Investment in associates	1,648	1,426
Other financial assets	41,403	34,864
Property and equipment	154,755	162,736
Intangible assets	288,714	285,661
Right-of-use asset	122,884	119,400
Goodwill	1,590,338	1,105,073
Total non-current assets	2,328,299	1,802,333
TOTAL ASSETS	3,166,845	2,726,866
Current liabilities
Trade payables	114,743	124,545
Payroll and social security taxes payable	239,440	221,843
Borrowings	1,601	156,916
Other financial liabilities	113,707	68,750
Lease liabilities	29,736	47,852
Tax liabilities	36,916	33,229
Income tax payable	6,520	11,287
Other liabilities	231	896
Total current liabilities	542,894	665,318
Non-current liabilities
Trade payables	2,006	2,981
Borrowings	290,935	2,191
Other financial liabilities	167,177	135,238
Lease liabilities	87,887	70,884
Income tax payable	6,625	0
Deferred tax liabilities	12,616	21,098
Payroll and social security taxes payable	5,187	5,139
Contingent liabilities	18,169	28,336
Total non-current liabilities	590,602	265,867
TOTAL LIABILITIES	1,133,496	931,185
Capital and reserves
Issued capital	52,837	51,705
Additional paid-in capital	1,193,029	1,022,918
Other reserves	(144,756)	(42,048)
Retained earnings	862,821	697,089
Total equity attributable to owners of the Company	1,963,931	1,729,664
Non-controlling interests	69,418	66,017
Total equity	2,033,349	1,795,681
TOTAL EQUITY AND LIABILITIES	$ 3,166,845	$ 2,726,866